Risk/Return Detail Data - StrategicAdvisersMunicipalBondFund-PRO - USD ($)			12 Months Ended											48 Months Ended		60 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
		Jul. 30, 2026	Jul. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 30, 2026		Jul. 30, 2026		Jul. 30, 2026		Jul. 30, 2026		Jul. 30, 2026
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | Strategic Advisers U.S. Total Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.05%
Expenses (as a percentage of Assets)	[2]	0.48%
Fee Waiver or Reimbursement	[1]	(0.25%)
Net Expenses (as a percentage of Assets)	[2]	0.23%
Expense Example, with Redemption, 1 Year		$ 24
Expense Example, with Redemption, 3 Years		93
Expense Example, with Redemption, 5 Years		208
Expense Example, with Redemption, 10 Years		$ 545
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.52%													14.46%						14.72%
Annual Return [Percent]				16.52%	25.67%	26.82%	(17.34%)	27.99%	19.32%	31.68%	(5.82%)	22.55%	10.82%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® U.S. Total Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® U.S. Total Stock Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77 % of the average value of its portfolio.
Portfolio Turnover, Rate		77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. stocks and in shares of other U.S. stock funds. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. U.S. stock funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in U.S. stocks. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Effective August 16, 2024, Strategic Advisers ® Large Cap Fund ("Predecessor Fund") and another fund were reorganized into the fund ("Reorganization"). The Predecessor Fund, which had an investment objective that was identical to the fund's, was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance, which includes the historical performance of Strategic Advisers ® Core Fund for periods prior to November 20, 2020 which was assumed by the Predecessor Fund in a prior reorganization. The performance information shown below in Year-by-Year Returns and Average Annual Returns includes performance information of the Predecessor Fund, which had a different fee structure than the fund, for all periods prior to the Reorganization. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		11.99%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.84%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.16%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions | Strategic Advisers U.S. Total Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.43%													12.54%						12.92%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | After Taxes on Distributions and Sales | Strategic Advisers U.S. Total Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.95%													11.12%						11.72%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%													13.07%						14.21%
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | IXS4W
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Strategic Advisers® U.S. Total Stock Fund Linked Index
Average Annual Return, Percent			17.05%													14.35%						14.78%
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | Strategic Advisers Fidelity Short Duration Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[3],[4]	0.30%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Acquired Fund Fees and Expenses	[3]	0.06%
Expenses (as a percentage of Assets)		0.38%
Fee Waiver or Reimbursement	[4]	(0.25%)
Net Expenses (as a percentage of Assets)		0.13%
Expense Example, with Redemption, 1 Year		$ 13
Expense Example, with Redemption, 3 Years		$ 42
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® Short Duration Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® Short Duration Fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2029
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance . For the period from December 30, 2025 to May 31, 2026, the fund's portfolio turnover rate was 129 % of the average value of its portfolio.
Portfolio Turnover, Rate		129.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Investing in domestic and foreign issuers. Normally maintaining a dollar-weighted average maturity of three years or less. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds , which in turn invest directly in securities (as described below). The fund may allocate assets to affiliated or unaffiliated sub-advisers and funds but normally allocates assets primarily to Fidelity® funds and sub-advisers. Allocating assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | Strategic Advisers Tax-Sensitive Short Duration Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[5]	0.32%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.02%
Expenses (as a percentage of Assets)	[6]	0.35%
Fee Waiver or Reimbursement	[5]	(0.25%)
Net Expenses (as a percentage of Assets)	[6]	0.10%
Expense Example, with Redemption, 1 Year		$ 10
Expense Example, with Redemption, 3 Years		51
Expense Example, with Redemption, 5 Years		135
Expense Example, with Redemption, 10 Years		$ 384
Annual Return, Inception Date		Dec. 28, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.62%													2.20%				1.98%	[7]
Annual Return [Percent]				3.62%	3.47%	3.83%	(0.09%)	0.24%	1.31%	2.10%	1.50%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Tax-Sensitive Short Duration Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Tax-Sensitive Short Duration Fund seeks to provide a high level of after-tax income consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax (the "municipal strategy"). The Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax. Potentially investing in taxable money market securities when after-tax yields are viewed as advantageous, taking into account the highest federal tax rates applicable to investment income of individuals (together with the municipal strategy, the "tax-sensitive" strategy) or for liquidity purposes. Normally maintaining a dollar-weighted average maturity of three years or less. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among underlying funds and sub-advisers with reference to the interest rate risk of the Bloomberg Municipal Bond 1 Year (1-2 Y) Index (25%) and the iMoneyNetSM All Tax-Free National Retail Money Market Funds Average (75%). Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		1.49%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		1.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(0.99%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions | Strategic Advisers Tax-Sensitive Short Duration Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.58%													2.15%				1.93%	[7]
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions and Sales | Strategic Advisers Tax-Sensitive Short Duration Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.41%													2.14%				1.92%	[7]
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | IXYDZ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Strategic Advisers Tax Sensitive Short Duration Composite Index℠
Average Annual Return, Percent			3.00%													2.08%				1.83%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | LB319
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Average Annual Return, Percent			3.47%													1.73%				1.83%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.80%				2.23%
StrategicAdvisersFidelityAlternativesFund-PRO | Strategic Advisers Fidelity Alternatives Fund | Strategic Advisers Fidelity Alternatives Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[8]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Acquired Fund Fees and Expenses		1.10%
Expenses (as a percentage of Assets)	[9]	1.52%
Fee Waiver or Reimbursement	[8]	(0.25%)
Net Expenses (as a percentage of Assets)	[9]	1.27%
Expense Example, with Redemption, 1 Year		$ 129
Expense Example, with Redemption, 3 Years		421
Expense Example, with Redemption, 5 Years		772
Expense Example, with Redemption, 10 Years		$ 1,761
StrategicAdvisersFidelityAlternativesFund-PRO | Strategic Advisers Fidelity Alternatives Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® Alternatives Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® Alternatives Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance . For the period from June 23, 2025 to May 31, 2026, the fund's portfolio turnover rate was 47% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Seeking to provide shareholders with positive total returns over a complete market cycle (generally five to eight years) through multiple "alternative" or non-traditional strategies that may have positive, low or negative correlation to equity markets. Normally allocating the fund's assets among affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, underlying funds), derivatives, and sub-advisers that provide exposure to equity, debt (including debt securities of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), derivatives, currency, and commodities markets, across different market sectors, countries and regions, including the United States, non-U.S. developed markets and emerging markets, cash and cash equivalents. Allocating a majority of the fund's assets among underlying Fidelity® funds and sub-advisers, as well as derivatives, that provide exposure to the investments above. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options, swaps, and various volatility related instruments - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risks; manage volatility; and/or substitute for the purchase or sale of securities, currencies, or commodities. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, portfolio turnover, and impact on portfolio risk characteristics. Investing up to 25% of assets in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands with a May 31 fiscal year end that invest in commodity-linked derivative instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | Strategic Advisers Fidelity Core Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[10]	0.29%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)	[11]	0.42%
Fee Waiver or Reimbursement	[10]	(0.25%)
Net Expenses (as a percentage of Assets)	[11]	0.17%
Expense Example, with Redemption, 1 Year		$ 17
Expense Example, with Redemption, 3 Years		74
Expense Example, with Redemption, 5 Years		175
Expense Example, with Redemption, 10 Years		$ 471
Annual Return, Inception Date		Oct. 16, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.59%													0.32%		2.98%	[12]
Annual Return [Percent]				7.59%	2.13%	6.48%	(13.09%)	(0.07%)	10.01%	9.38%
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® Core Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® Core Income Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 167 % of the average value of its portfolio.
Portfolio Turnover, Rate		167.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities and in shares of other debt funds. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Debt funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in debt securities. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Investing up to 30% of assets in high yield debt securities (also referred to as junk bonds) and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, forward contracts, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure (including through hedging) and/or to create and adjust the fund's investment exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). The fund may allocate assets to affiliated or unaffiliated sub-advisers and funds but normally allocates assets primarily to Fidelity® funds and sub-advisers. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs. Using the Bloomberg U.S. Aggregate Bond Index as a guide in allocating assets among underlying funds and sub-advisers. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		1.12%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.08%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(5.51%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions | Strategic Advisers Fidelity Core Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.70%													(1.09%)		1.37%	[12]
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions and Sales | Strategic Advisers Fidelity Core Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.46%													(0.37%)		1.63%	[12]
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)		2.24%
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | Strategic Advisers Fidelity U.S. Total Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[13]	0.37%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.16%
Expenses (as a percentage of Assets)	[14]	0.53%
Fee Waiver or Reimbursement	[13]	(0.25%)
Net Expenses (as a percentage of Assets)	[14]	0.28%
Expense Example, with Redemption, 1 Year		$ 29
Expense Example, with Redemption, 3 Years		109
Expense Example, with Redemption, 5 Years		236
Expense Example, with Redemption, 10 Years		$ 607
Annual Return, Inception Date		Mar. 20, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.31%													13.68%		13.68%	[15]
Annual Return [Percent]				18.31%	23.14%	26.72%	(17.95%)	25.34%	22.18%	30.00%
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® U.S. Total Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® U.S. Total Stock Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. common stocks and in shares of other U.S. common stock funds. Common stocks (including depositary receipts evidencing ownership of common stock) are a type of equity security that represents an ownership interest in an issuer. U.S. common stock funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in U.S. common stocks. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). The fund may allocate assets to affiliated or unaffiliated sub-advisers and funds but normally allocates assets primarily to Fidelity® funds and sub-advisers. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		13.97%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		23.04%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(20.63%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions | Strategic Advisers Fidelity U.S. Total Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.10%													12.29%		12.47%	[15]
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions and Sales | Strategic Advisers Fidelity U.S. Total Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.54%													10.57%		10.87%	[15]
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%													13.07%		13.65%
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | Strategic Advisers Short Duration Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[16]	0.29%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.16%
Expenses (as a percentage of Assets)	[17]	0.46%
Fee Waiver or Reimbursement	[16]	(0.25%)
Net Expenses (as a percentage of Assets)	[17]	0.21%
Expense Example, with Redemption, 1 Year		$ 22
Expense Example, with Redemption, 3 Years		86
Expense Example, with Redemption, 5 Years		197
Expense Example, with Redemption, 10 Years		$ 520
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.04%													3.07%						2.62%
Annual Return [Percent]				5.04%	5.65%	5.82%	(0.97%)	0.02%	2.53%	3.69%	1.29%	1.65%	1.74%
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Short Duration Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Short Duration Fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132 % of the average value of its portfolio.
Portfolio Turnover, Rate		132.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Investing in domestic and foreign issuers. Normally maintaining a dollar-weighted average maturity of three years or less. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to January 1, 2026, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		1.18%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		2.98%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(1.38%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective January 1, 2026, the fund began comparing its performance to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index rather than the FTSE ® 6-Month U.S. Treasury Bill Index because the Bloomberg U.S. 1-3 Year Government/Credit Bond Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | After Taxes on Distributions | Strategic Advisers Short Duration Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.04%													1.69%						1.55%
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | After Taxes on Distributions and Sales | Strategic Advisers Short Duration Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.96%													1.75%						1.54%
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | SB009
Prospectus Line Items
Average Annual Return, Label [Optional Text]			FTSE® 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent			4.48%													3.34%						2.30%
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)						2.01%
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | Strategic Advisers Fidelity Emerging Markets Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[18]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Acquired Fund Fees and Expenses		0.08%
Expenses (as a percentage of Assets)	[19]	0.55%
Fee Waiver or Reimbursement	[18]	(0.25%)
Net Expenses (as a percentage of Assets)	[19]	0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		115
Expense Example, with Redemption, 5 Years		247
Expense Example, with Redemption, 10 Years		$ 631
Annual Return, Inception Date		Oct. 30, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			34.81%													4.77%		9.52%	[20]
Annual Return [Percent]				34.81%	7.89%	12.21%	(22.47%)	(0.24%)	22.09%	22.26%
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Fidelity® Emerging Markets Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Fidelity® Emerging Markets Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets funds are funds (including mutual funds and ETFs) that invest at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Whether an underlying fund is included in the fund's 80% policy is determined at the time of investment and evaluated periodically thereafter. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Allocating investments across different emerging markets countries. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). The fund may allocate assets to affiliated or unaffiliated sub-advisers and funds but normally allocates assets primarily to Fidelity® funds and sub-advisers. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds, non-affiliated ETFs, and closed-end funds. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		29.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		20.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.11%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions | Strategic Advisers Fidelity Emerging Markets Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			33.93%													3.89%		8.73%	[20]
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales | Strategic Advisers Fidelity Emerging Markets Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.10%													3.42%		7.42%	[20]
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index
Average Annual Return, Percent			33.53%													4.20%		8.39%
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | Strategic Advisers Municipal Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[21]	0.33%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.11%
Expenses (as a percentage of Assets)	[22]	0.44%
Fee Waiver or Reimbursement	[21]	(0.25%)
Net Expenses (as a percentage of Assets)	[22]	0.19%
Expense Example, with Redemption, 1 Year		$ 19
Expense Example, with Redemption, 3 Years		80
Expense Example, with Redemption, 5 Years		186
Expense Example, with Redemption, 10 Years		$ 496
Annual Return, Inception Date		Jun. 17, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.80%													0.61%	[23]
Annual Return [Percent]				3.80%	2.98%	7.13%	(10.58%)
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Municipal Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Municipal Bond Fund seeks to provide a high current yield exempt from federal income tax.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal debt securities also include shares of underlying funds (including mutual funds and ETFs) that invest at least 80% of assets in municipal debt securities. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade municipal securities. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Investing up to 30% in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		2.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.60%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(6.55%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | After Taxes on Distributions | Strategic Advisers Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.80%													0.61%	[23]
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | After Taxes on Distributions and Sales | Strategic Advisers Municipal Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.87%													1.20%	[23]
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | LB015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%													0.63%
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | Strategic Advisers Alternatives Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[24]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		1.35%
Expenses (as a percentage of Assets)	[25]	1.75%
Fee Waiver or Reimbursement	[24]	(0.25%)
Net Expenses (as a percentage of Assets)	[25]	1.50%
Expense Example, with Redemption, 1 Year		$ 153
Expense Example, with Redemption, 3 Years		492
Expense Example, with Redemption, 5 Years		892
Expense Example, with Redemption, 10 Years		$ 2,012
Annual Return, Inception Date		Jul. 12, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.45%											4.83%	[26]
Annual Return [Percent]				8.45%	5.96%	2.22%
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Strategic Advisers® Alternatives Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Strategic Advisers® Alternatives Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Seeking to provide shareholders with positive total returns over a complete market cycle (generally five to eight years) through multiple "alternative" or non-traditional strategies that may have positive, low or negative correlation to equity markets. Normally allocating the fund's assets among affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, underlying funds), derivatives, and sub-advisers that provide exposure to equity, debt (including debt securities of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), derivatives, currency, and commodities markets, across different market sectors, countries and regions, including the United States, non-U.S. developed markets and emerging markets, cash and cash equivalents. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options, swaps, and various volatility related instruments - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risks; manage volatility; and/or substitute for the purchase or sale of securities, currencies, or commodities. Allocating assets among affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds and non-affiliated ETFs . Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, portfolio turnover, and impact on portfolio risk characteristics. Investing up to 25% of assets in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands with a May 31 fiscal year end that invest in commodity-linked derivative instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		5.38%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		2.86%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2023
Lowest Quarterly Return		(0.73%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | After Taxes on Distributions | Strategic Advisers Alternatives Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.88%											2.73%	[26]
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | After Taxes on Distributions and Sales | Strategic Advisers Alternatives Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.03%											2.81%	[26]
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											3.00%
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund | ML037
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%											4.53%
Document Type		485BPOS
Registrant Name		Fidelity Rutland Square Trust II

[1]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	A Based on estimated amounts for the current fiscal year.
[4]
B Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.55% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2029 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[5]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.55% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[6]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[7]	A From December 28, 2017 .
[8]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 2.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[9]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[10]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[11]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[12]	A From October 16, 2018 .
[13]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[14]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[15]	A From March 20, 2018 .
[16]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.55% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[17]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[18]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[19]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[20]	A From October 30, 2018 .
[21]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[22]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[23]	A From June 17, 2021 .
[24]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 2.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2028 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[25]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[26]	A From July 12, 2022 .